                   SCHWABFUNDS(R)



                   SCHWAB INSTITUTIONAL
                   ADVANTAGE MONEY FUND(R)




SEMI-ANNUAL REPORT
JUNE 30, 1997

                                     SCHWABFUNDS(R)


Dear Shareholder,

I'm pleased to report to you on the performance of the Schwab Institutional Advantage Money Fund(R) for the six-month period which ended June 30, 1997. During the period, the Fund provided you with current income consistent with preservation of capital. By the end of the six-month period, the Schwab Institutional Advantage Money Fund's net assets had increased to over $258 million.


PERFORMANCE REVIEW
The table below presents seven-day average yields for the Schwab Institutional Advantage Money Fund at the end of the reporting period. Bear in mind that, as with all money market funds, past performance is no guarantee of future results. Also note that, although the Fund seeks to maintain a stable $1.00 share price, money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value per share.


_________________________________________________________________________

                               7-DAY AVERAGE YIELDS 1
                                      (6/30/97)



                                               Current       Effective
__________________________________________________________________________
Schwab Institutional Advantage Money Fund       5.27%          5.41%
__________________________________________________________________________



Enclosed you will find a complete listing of the Fund's holdings as of June 30, 1997.

We appreciate your trust in SchwabFunds(R), and look forward to continuing to help you achieve your financial goals in the future.

                                        Sincerely,



                                        /s/ Charles R. Schwab
                                        Charles R. Schwab
                                        Chairman
                                        The Charles Schwab Family of Funds


1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day current yield would have been 4.91% and the 7-day effective yield would have been 5.03% at June 30, 1997.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                          ASSET GROWTH

            Total                            Total                         Percentage
          Net Assets                      Net Assets                      Growth Over
        as of 6/30/97                   as of 12/31/96                     Reporting
            (000s)                          (000s)                           Period
------------------------------------------------------------------------------------------
          $258,866                        $139,021                           86%
------------------------------------------------------------------------------------------


               AVERAGE YIELDS FOR THE PERIODS ENDED*
                          JUNE 30, 1997

             Last                            Last                             Last
          Seven Days                     Three Months                    Twelve Months
------------------------------------------------------------------------------------------
            5.27%                            5.19%                           5.08%
------------------------------------------------------------------------------------------

                                    MATURITY SCHEDULE
                             PERCENT OF TOTAL INVESTMENTS

Maturity Range                     9/30/96             12/31/96             3/31/97                6/30/97
--------------------------------------------------------------------------------------------------------------
            0 - 15 Days              17.7%                20.0%               20.5%                  36.6%
           16 - 30 Days              20.4                  9.7                19.9                   17.0
           31 - 60 Days              21.7                 30.1                17.4                    7.1
           61 - 90 Days              19.1                 24.2                23.9                   11.7
           91 -120 Days               4.2                  5.2                15.0                   12.8
          Over 120 Days              16.9                 10.8                 3.3                   14.8
       Weighted Average            60 Days              57 Days             52 Days                53 Days
--------------------------------------------------------------------------------------------------------------

                     PORTFOLIO QUALITY

                                                 Percent of
               SEC Tier                          Net Assets
                Rating                            6/30/97
              -----------------------------------------------
                Tier 1                             100.0%
                Tier 2                               0.0
              -----------------------------------------------




-------------------------------

* Note: A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced yields would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)


                                                                                           Par                 Value
                                                                                           ---                 -----
COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS - 64.4%(a)
ASSET BACKED SECURITIES - 0.9%
Preferred Receivables Funding Corp.
          5.73%, 07/14/97                                                                $   2,400            $    2,395
                                                                                                                   -----

AUTOMOTIVE - 3.6%
General Motors Acceptance Corp.
          5.58%, 07/10/97                                                                    1,000                   999
          5.49%, 08/28/97                                                                    2,000                 1,983
          6.00%, 10/08/97                                                                    6,000                 5,903
          6.00%, 10/09/97                                                                    1,000                   984
                                                                                                                   -----
                                                                                                                   9,869
                                                                                                                   -----
BANKING-BELGIUM - 4.4%
Generale Bank, Inc.
          5.55%, 07/16/97                                                                    5,000                 4,989
          5.73%, 09/24/97                                                                    7,000                 6,907
                                                                                                                  ------
                                                                                                                  11,896
                                                                                                                  ------
BANKING-DENMARK - 2.9%
Unifunding, Inc.
          5.74%, 07/01/97                                                                    3,000                 3,000
          5.66%, 09/17/97                                                                    5,000                 4,940
                                                                                                                   -----
                                                                                                                   7,940
                                                                                                                   -----
BANKING-DOMESTIC - 0.7%
International Securitization Corp. / (First National Bank of Chicago LOC)
          5.73%, 07/02/97                                                                    2,000                 2,000
                                                                                                                   -----

BANKING-FRANCE - 3.2%
Banco Nacional de Comercio Exterior / (Societe Generale LOC)
          5.75%, 11/25/97                                                                    9,000                 8,794
                                                                                                                   -----

BANKING-GERMANY - 1.8%
Comision Federal de Electricidad / (Westdeutsche Landesbank LOC)
          5.71%, 08/29/97                                                                    5,000                 4,954
                                                                                                                   -----

BANKING-SWEDEN - 5.2%
Nordbanken of North America, Inc.
          5.71%, 07/01/97                                                                    3,000                 3,000
Svenska Handelsbanken, Inc.
          5.73%, 07/15/97                                                                   11,000                10,976
                                                                                                                  ------
                                                                                                                  13,976
                                                                                                                  ------
BANKING-UNITED KINGDOM - 0.2%
Halifax PLC
          5.86%, 08/01/97                                                                      500                   498
                                                                                                                     ---

ELECTRICAL AND ELECTRONICS - 4.8%
General Electric Company
          5.73%, 07/16/97                                                                   13,000                12,969
                                                                                                                  ------

FINANCE-COMMERCIAL - 8.5%
General Electric Capital Corp.
          6.20%, 07/01/97                                                                   12,000                12,001

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)

                                                                                           Par                 Value
                                                                                           ---                 -----
Heller Financial, Inc.
          5.56%, 07/07/97                                                                $   3,000            $    2,997
          5.83%, 08/12/97                                                                    1,000                   993
          5.87%, 09/15/97                                                                    1,000                   988
          5.92%, 10/10/97                                                                    6,000                 5,902
                                                                                                                  ------
                                                                                                                  22,881
                                                                                                                  ------
FINANCE-CONSUMER - 2.9%
Associates Corp. of North America
          5.66%, 09/22/97                                                                    8,000                 7,897
                                                                                                                   -----

MISCELLANEOUS SERVICES - 3.7%
PHH Corp.
          5.68%, 08/07/97                                                                   10,000                 9,942
                                                                                                                   -----

SECURITIES BROKERAGE-DEALER - 21.6%
BT Securities Corp.
          5.61%, 09/05/97                                                                    4,000                 3,960
          5.78%, 12/16/97                                                                    7,000                 6,816
Goldman Sachs Group, LP
          5.90%, 11/14/97                                                                   11,000                10,763
          5.89%, 11/25/97                                                                    1,000                   977
Lehman Brothers Holdings, Inc.
          5.79%, 09/22/97                                                                    1,000                   987
          5.98%, 10/31/97                                                                    4,000                 3,921
          6.00%, 11/07/97                                                                    1,000                   979
          5.87%, 12/12/97                                                                    3,000                 2,922
          5.83%, 12/17/97                                                                    2,000                 1,947
Morgan Stanley, Dean Witter, Discover & Co.
          5.69%, 07/24/97                                                                    5,000                 4,982
          5.69%, 07/24/97                                                                    4,000                 3,986
PaineWebber Group, Inc.
          5.79%, 07/11/97                                                                    3,000                 2,995
          5.79%, 09/05/97                                                                    5,000                 4,948
          5.78%, 09/26/97                                                                    1,000                   986
Salomon, Inc.
          5.94%, 07/03/97                                                                    2,000                 1,999
          5.91%, 07/08/97                                                                    1,000                   999
          5.95%, 07/21/97                                                                    1,000                   997
          5.92%, 08/27/97                                                                    1,000                   991
Smith Barney, Inc.
          5.70%, 07/09/97                                                                    2,000                 1,997
                                                                                                                  ------
                                                                                                                  58,152
                                                                                                                  ------
TOTAL COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS (Cost $174,163)                                                                            174,163
                                                                                                                 -------

CERTIFICATES OF DEPOSIT - 21.4%
BANKING-CANADA - 1.5%
Bank of Montreal
          5.56%, 07/17/97                                                                    4,000                 4,000
                                                                                                                   -----

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)


                                                                                           Par                 Value
                                                                                           ---                 -----
BANKING-DOMESTIC - 11.8%
Bankers Trust Company
          5.53%, 07/09/97                                                                $   7,000            $    7,000
          5.72%, 07/10/97                                                                    6,000                 6,000
Chase Manhattan Bank USA
          5.55%, 07/23/97                                                                    7,000                 7,000
Crestar Bank
          5.71%, 07/07/97                                                                    3,000                 3,000
MBNA America Bank N.A.
          5.80%, 10/07/97                                                                    6,000                 6,000
Mellon Bank N.A.
          5.76%, 12/12/97                                                                    3,000                 3,000
                                                                                                                  ------
                                                                                                                  32,000
                                                                                                                  ------
BANKING-FRANCE - 4.4%
Banque Nationale de Paris
          5.67%, 10/02/97                                                                   12,000                12,000
                                                                                                                  ------

BANKING-JAPAN - 3.7%
Dai-Ichi Kangyo Bank, Ltd.
          5.83%, 07/03/97                                                                    3,000                 3,000
Sumitomo Bank, Ltd.
          5.84%, 07/25/97                                                                    7,000                 7,000
                                                                                                                   -----
                                                                                                                  10,000
                                                                                                                  ------
TOTAL CERTIFICATES OF DEPOSIT (Cost $58,000)                                                                      58,000
                                                                                                                  ------

BANK NOTES - 4.4%
BANKING-DOMESTIC - 4.4%
FCC National Bank
          5.53%, 07/07/97                                                                    4,000                 4,000
First National Bank of Boston
          5.72%, 07/08/97                                                                    8,000                 8,000
                                                                                                                   -----
TOTAL BANK NOTES (Cost $12,000)                                                                                   12,000
                                                                                                                  ------

VARIABLE RATE OBLIGATIONS - 2.8%(b)
BANKING-DOMESTIC - 2.8%
City of Aurora, Kane, Dupage, Will And Kendall Counties, Illinois Taxable
Variable Rate Demand Industrial Development Revenue Bonds (North American
Plastics Corporation Project) Series 1996B / (First of America Bank- Illinois
LOC)
          5.85%, 07/07/97                                                                    2,175                 2,175

Illinois Development Finance Authority Taxable Adjustable Rate Industrial
Development Revenue Bonds (Maples & Sprowl Steel, Ltd. Project) Series 1996B /
(LaSalle National Bank LOC)
          5.85%, 07/07/97                                                                      911                   911
Starcrest of Cartersville Variable Rate Term Notes, Series 1995A / (PNC Kentucky
LOC)
          5.68%, 07/07/97                                                                    2,610                 2,610

Upper Illinois River Valley Development Authority Taxable Variable Rate Demand
Solid Waste Disposal Revenue Bonds (Exolon - ESK Company Project) Series 1996B /
(Chase Manhattan Bank LOC)
          5.85%, 07/07/97                                                                    2,000                 2,000
                                                                                                                   -----
TOTAL VARIABLE RATE OBLIGATIONS (Cost $7,696)                                                                      7,696
                                                                                                                   -----

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997  (Unaudited)


                                                                                           Par                 Value
                                                                                           ---                 -----
BANKER'S ACCEPTANCES - 1.8%
BANKING-DOMESTIC - 1.8%
First National Bank of Boston
          5.68%, 07/07/97                                                                $   1,000            $      999
          5.95%, 10/14/97                                                                    1,059                 1,041
          5.92%, 10/17/97                                                                    1,500                 1,474
          5.92%, 10/20/97                                                                    1,400                 1,375
                                                                                                                   -----
TOTAL BANKER'S ACCEPTANCES (Cost $4,889)                                                                           4,889
                                                                                                                   -----

                                                                                        Maturity
                                                                                        --------
REPURCHASE AGREEMENTS - 5.2%(c)
Salomon Brothers, Inc. 6.15%, Issue Date 06/30/97
   Due 07/01/97; Tri-Party Repurchase Agreement;
   Collateralized By:  U.S. Government Agency Obligations                                   14,151                14,149
                                                                                                                  ------
TOTAL REPURCHASE AGREEMENTS (Cost $14,149)                                                                        14,149
                                                                                                                  ------

TOTAL INVESTMENTS - 100% (Cost $270,897)                                                                        $270,897
                                                                                                                 =======


NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1997, the aggregate value of private placement securities held by the Fund was $5,521,000 which represented 2.13% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c)    Due dates shown represent the final maturity date.




Abbreviations

LOC  Letter of Credit

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1997 (Unaudited)



ASSETS
Investments, at value  (Cost: $270,897)                           $ 270,897
Interest receivable                                                     955
Receivable for Fund shares sold                                         377
Deferred organization costs                                              16
Prepaid expenses                                                         12
                                                                  ---------
     Total assets                                                   272,257
                                                                  ---------


LIABILITIES
Payable for:
  Dividends                                                             504
  Fund shares redeemed                                                  808
  Securities purchased                                               12,000
  Investment advisory and administration fee                              4
  Transfer agency and shareholder service fees                           10
  Other                                                                  65
                                                                  ---------
     Total liabilities                                               13,391
                                                                  ---------

Net assets applicable to outstanding shares                       $ 258,866
                                                                  =========


NET ASSETS CONSIST OF:
  Paid-in-capital                                                 $ 258,869
  Accumulated net realized loss on investments sold                      (3)
                                                                  ---------
                                                                  $ 258,866
                                                                  =========

PRICING OF SHARES
  Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                    258,869

  Net asset value, offering and redemption price per share        $    1.00
                                                                  =========

See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Six months ended June 30, 1997 (Unaudited)





Interest income                                         $ 6,501

Expenses:
   Investment advisory and administration fee               532
   Transfer agency and shareholder service fees             289
   Custodian fees                                            58
   Registration fees                                         37
   Professional fees                                         13
   Shareholder reports                                        4
   Trustees' fees                                             4
   Amortization of deferred organization costs                6
   Insurance and other expenses                               3
                                                        -------
                                                            946
Less:  expenses reduced (see Note 4)                       (368)
                                                        -------
     Total expenses incurred by Fund                        578
                                                        -------
Net investment income                                     5,923

Net realized loss on investments sold                        (1)
                                                        -------

Increase in net assets resulting from operations        $ 5,922
                                                        =======

See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)



                                                          Six months
                                                            ended
                                                           June 30,          Year ended
                                                            1997             December 31,
                                                         (Unaudited)            1996
                                                         -----------         -----------
Operations:
  Net investment income                                   $   5,923           $   5,656
  Net realized loss on investments sold                          (1)                 (2)
                                                          ---------           ---------
  Increase in net assets resulting
    from operations                                           5,922               5,654
                                                          ---------           ---------

Dividends to shareholders from
  net investment income                                      (5,923)             (5,656)
                                                          ---------           ---------

Capital share transactions (at $1.00 per share):
  Proceeds from shares sold                                 353,717             369,135
  Net asset value of shares issued in
   reinvestment of dividends                                  5,326               4,155
  Less payments for shares redeemed                        (239,197)           (315,013)
                                                          ---------           ---------
  Increase in net assets from
   capital share transactions                               119,846              58,277
                                                          ---------           ---------

Total increase in net assets                                119,845              58,275

Net Assets:
  Beginning of period                                       139,021              80,746
                                                          ---------           ---------
  End of period                                           $ 258,866           $ 139,021
                                                          =========           =========

See accompanying Notes to Financial Statements.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS


1.    DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.


2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS


3.    TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fee for the six months ended June 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. Schwab has reduced a portion of its fee for the six months ended June 30, 1997 (see Note
4).

Officers and trustees - Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $4,000 related to the Trust's unaffiliated trustees.


4.    EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees reduced by the Investment Manager and Schwab was $288,000 and $80,000, respectively.


5.    INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the six months ended June 30, 1997, aggregated (in thousands) $2,331,465 and $2,214,930, respectively.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS


6.    FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:


                                                      Six months
                                                         ended                      Year ended                     Period ended
                                                    June 30, 1997                   December 31,                    December 31,
                                                     (Unaudited)              1996                1995                 1994++
                                                     -----------              ----                ----                 ------
Net asset value at beginning of period                   $1.00               $1.00               $1.00                 $1.00
                                                       -------            --------             -------               -------
Income from investment operations
  Net investment income                                   0.03                0.05                0.06                  0.04
  Net realized and unrealized
    gain (loss) on investments                             ---                 ---                 ---                   ---
                                                       -------            --------             -------               -------
  Total from investment operations                        0.03                0.05                0.06                  0.04
                                                       -------            --------             -------               -------
Less distributions

  Dividends from net investment income                   (0.03)              (0.05)              (0.06)                (0.04)
  Distributions from realized gain
    on investments                                         ---                 ---                 ---                   ---
                                                       -------            --------             -------               -------
  Total distributions                                    (0.03)              (0.05)              (0.06)                (0.04)
                                                       -------            --------             -------               -------

Net asset value at end of period                         $1.00               $1.00               $1.00                 $1.00
                                                       =======            ========             =======               =======
Total return (not annualized)                            2.56%               5.15%               5.65%                 3.86%
Ratios/Supplemental data
  Net assets, end of period (000s)                     258,866            $139,021             $80,746               $60,088
  Ratio of expenses to
    average net assets+                                 0.50%*               0.50%               0.53%                0.55%*
  Ratio of net investment income to
    average net assets+                                 5.12%*               5.03%               5.50%                4.04%*


----------

++   Period from January 4, 1994 (commencement of operations) to December 31,
     1994.
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced by the Investment Manager and Schwab. Had these expenses not been reduced, the Fund's expense and net investment income ratios would have been:


    Ratio of expenses to average net                    0.82%*               0.88%               0.90%                0.92%*
    assets
    Ratio of net investment income to
       average net assets                               4.81%*               4.65%               5.13%                3.67%*


*    Annualized

                                 SCHWABFUNDS(R)

           INVESTMENT ADVISOR: Charles Schwab Investment Management, Inc.,
                   101 Montgomery Street, San Francisco, CA 94104

           DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street,
                               San Francisco, CA 94104


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.






(C) 1997 Charles Schwab & Co., Inc. All rights
    reserved. Member SIPC/NYSE                        TF4825 (8/97) CR5 20110